BUSINESS ACQUISITIONS (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 03, 2018	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020		Jun. 29, 2019	Dec. 02, 2019
Intangible Assets:
Net Income (Loss)		$ 0	$ 1,000,001	$ 1,000,000		$ 26,661,541
MME Evanston Retail, LLC [Member]
Stock Issued:
Total Consideration							$ 6,930,557
December 2, 2019 [Member] | MME Evanston Retail, LLC [Member]
Cash				0
Note Payable				0
Relief of Credit				$ 6,930,557
Stock Issued:
Subordinate Voting Shares
Present Value of Deferred Payments				$ 0
Contingent Consideration				0
Total Consideration				$ 6,930,557
Number of Shares Issued:
Subordinate Voting Shares 1
Preliminary Accounting Estimate of Net Assets Acquired
Current assets				$ 537,771
Fixed Assets				430,621
Non-Current Assets				0
Liabilities Assumed				0
Deferred Tax Liabilities				(1,583,745)
Intangible Assets:
Customer Relationships				300,000
Dispensary License				4,500,000
Total Intangible Assets				4,800,000
Total Identifiable Net Assets				4,184,647
Goodwill				2,745,910
Total Preliminary Accounting Estimate of Net Assets Acquired				6,930,557
Acquisition Costs Expensed				0
Net Income (Loss)				870,289
Revenues				6,283,249
Pro Forma Net Income (Loss)				(132,726)
Pro Forma Revenues				4,488,035
September 3, 2019 [Member] | MattnJeremy Inc. [Member]
Cash				1,000,000
Note Payable				0
Relief of Credit				$ 0
Stock Issued:
Subordinate Voting Shares
Present Value of Deferred Payments				$ 1,875,000
Contingent Consideration				9,833,000
Total Consideration				$ 12,708,000
Number of Shares Issued:
Subordinate Voting Shares 1				5,112,263
Preliminary Accounting Estimate of Net Assets Acquired
Current assets				$ 405,000
Fixed Assets				0
Non-Current Assets				0
Liabilities Assumed				0
Deferred Tax Liabilities				(1,844,465)
Intangible Assets:
Customer Relationships				830,000
Dispensary License				5,100,000
Total Intangible Assets				5,930,000
Total Identifiable Net Assets				4,490,535
Goodwill				8,217,465
Total Preliminary Accounting Estimate of Net Assets Acquired				12,708,000
Acquisition Costs Expensed				421,497
Net Income (Loss)				(11,293,305)
Revenues				3,199,684
Pro Forma Net Income (Loss)				10,000
Pro Forma Revenues				50,000
March 29, 2019 [Member] | PHSL LLC [Member]
Cash						750,000
Note Payable						2,250,000
Relief of Credit						$ 0
Stock Issued:
Subordinate Voting Shares
Present Value of Deferred Payments						$ 0
Contingent Consideration						0
Total Consideration						$ 3,000,000
Number of Shares Issued:
Subordinate Voting Shares 1
Preliminary Accounting Estimate of Net Assets Acquired
Current assets						$ 114,645
Fixed Assets						0
Non-Current Assets						0
Liabilities Assumed						(67,989)
Deferred Tax Liabilities						(474,158)
Intangible Assets:
Customer Relationships						659,000
Dispensary License						930,000
Total Intangible Assets						1,589,000
Total Identifiable Net Assets						1,161,498
Goodwill						1,838,502
Total Preliminary Accounting Estimate of Net Assets Acquired						3,000,000
Acquisition Costs Expensed						0
Net Income (Loss)						91,646
Revenues						331,535
Pro Forma Net Income (Loss)						(235,000)
Pro Forma Revenues						1,232,000
January 15, 2019 [Member] | Viktoriya Medical Supplies LLC [Member]
Cash						3,800,000
Note Payable						6,500,000
Relief of Credit						$ 0
Stock Issued:
Subordinate Voting Shares
Present Value of Deferred Payments						$ 0
Contingent Consideration						0
Total Consideration						$ 10,300,000
Number of Shares Issued:
Subordinate Voting Shares 1
Preliminary Accounting Estimate of Net Assets Acquired
Current assets						$ 200,000
Fixed Assets						0
Non-Current Assets						3,328
Liabilities Assumed						0
Deferred Tax Liabilities						(1,539,744)
Intangible Assets:
Customer Relationships						1,650,000
Dispensary License						3,510,000
Total Intangible Assets						5,160,000
Total Identifiable Net Assets						3,823,584
Goodwill						6,476,416
Total Preliminary Accounting Estimate of Net Assets Acquired						10,300,000
Acquisition Costs Expensed						528,888
Net Income (Loss)						(1,462,801)
Revenues						2,960,376
Pro Forma Net Income (Loss)						(755,000)
Pro Forma Revenues						5,334,000
TOTAL [Member]
Cash				1,000,000		26,661,541
Note Payable				0		26,750,000
Relief of Credit				$ 6,930,557		$ 0
Stock Issued:
Subordinate Voting Shares						34,402,179
Present Value of Deferred Payments				$ 1,875,000		$ 0
Contingent Consideration				9,833,000		774,000
Total Consideration				$ 19,638,577		$ 88,587,720
Number of Shares Issued:
Subordinate Voting Shares 1				5,112,263		10,875,929
Preliminary Accounting Estimate of Net Assets Acquired
Current assets				$ 942,771		$ 3,930,672
Fixed Assets				430,621		3,820,014
Non-Current Assets				0		3,328
Liabilities Assumed				0		(740,270)
Deferred Tax Liabilities				(3,428,210)		(11,776,958)
Intangible Assets:
Customer Relationships				1,130,000		9,839,000
Dispensary License				9,600,000		28,169,000
Total Intangible Assets				10,730,000		38,008,000
Total Identifiable Net Assets				8,675,182		33,244,786
Goodwill				10,963,375	[1]	55,342,934
Total Preliminary Accounting Estimate of Net Assets Acquired				19,638,577		88,587,720
Acquisition Costs Expensed				421,497	[2]	2,578,700
Net Income (Loss)				(10,423,016)		(6,448,151)
Revenues				9,482,933		16,916,227
Pro Forma Net Income (Loss)				(122,726)		912,000
Pro Forma Revenues				$ 4,538,035	[3]	25,044,000
LVMC, LLC [Member] | October 9, 2018 [Member]
Cash						10,075,000
Note Payable						0
Relief of Credit						$ 0
Stock Issued:
Subordinate Voting Shares
Present Value of Deferred Payments						$ 0
Contingent Consideration						0
Total Consideration						$ 10,075,000
Number of Shares Issued:
Subordinate Voting Shares 1
Preliminary Accounting Estimate of Net Assets Acquired
Current assets						$ 0
Fixed Assets						0
Non-Current Assets						0
Liabilities Assumed						0
Deferred Tax Liabilities						(1,028,307)
Intangible Assets:
Customer Relationships						770,000
Dispensary License						4,889,000
Total Intangible Assets						5,659,000
Total Identifiable Net Assets						4,630,693
Goodwill						5,444,307
Total Preliminary Accounting Estimate of Net Assets Acquired						10,075,000
Acquisition Costs Expensed						650,000
Net Income (Loss)						(2,108,596)
Revenues						1,914,479
Pro Forma Net Income (Loss)						(140,000)
Pro Forma Revenues						0
Kannaboost Technology Inc. and CSI Solutions LLC [Member] | February 13, 2019 [Member]
Cash						2,000,000
Note Payable						15,000,000
Relief of Credit						$ 0
Stock Issued:
Subordinate Voting Shares						14,169,438
Present Value of Deferred Payments						$ 0
Contingent Consideration						0
Total Consideration						$ 31,169,438
Number of Shares Issued:
Subordinate Voting Shares 1						4,739,626
Preliminary Accounting Estimate of Net Assets Acquired
Current assets						$ 1,857,589
Fixed Assets						3,220,955
Non-Current Assets						0
Liabilities Assumed						0
Deferred Tax Liabilities						(6,059,814)
Intangible Assets:
Customer Relationships						3,390,000
Dispensary License						13,900,000
Total Intangible Assets						17,290,000
Total Identifiable Net Assets						16,308,730
Goodwill						14,860,708
Total Preliminary Accounting Estimate of Net Assets Acquired						31,169,438
Acquisition Costs Expensed						0
Net Income (Loss)						(1,143,117)
Revenues						6,139,233
Pro Forma Net Income (Loss)						2,511,000
Pro Forma Revenues						11,044,000
Future Transactions Holding LLC [Member] | February 4, 2019 [Member]
Cash						3,050,000
Note Payable						3,000,000
Relief of Credit						$ 0
Stock Issued:
Subordinate Voting Shares						6,895,270
Present Value of Deferred Payments						$ 0
Contingent Consideration						0
Total Consideration						$ 12,945,270
Number of Shares Issued:
Subordinate Voting Shares 1						2,117,238
Preliminary Accounting Estimate of Net Assets Acquired
Current assets						$ 88,142
Fixed Assets						436,499
Non-Current Assets						0
Liabilities Assumed						(24,481)
Deferred Tax Liabilities						(1,444,940)
Intangible Assets:
Customer Relationships						1,550,000
Dispensary License						2,530,000
Total Intangible Assets						4,080,000
Total Identifiable Net Assets						3,135,220
Goodwill						9,810,050
Total Preliminary Accounting Estimate of Net Assets Acquired						12,945,270
Acquisition Costs Expensed						252,492
Net Income (Loss)						(455,441)
Revenues						1,665,602
Pro Forma Net Income (Loss)						(250,000)
Pro Forma Revenues						1,664,000
Monarch [Member]
Cash	$ 6,986,541
Stock Issued:
Total Consideration	$ 21,098,012
Number of Shares Issued:
Subordinate Voting Shares 1	4,019,065
Monarch [Member] | December 3, 2018 [Member]
Cash						6,986,541
Note Payable						0
Relief of Credit						$ 0
Stock Issued:
Subordinate Voting Shares						13,337,471
Present Value of Deferred Payments						$ 0
Contingent Consideration						774,000
Total Consideration						$ 21,098,012
Number of Shares Issued:
Subordinate Voting Shares 1						4,019,065
Preliminary Accounting Estimate of Net Assets Acquired
Current assets						$ 1,670,296
Fixed Assets						162,560
Non-Current Assets						0
Liabilities Assumed						(647,800)
Deferred Tax Liabilities						(1,229,995)
Intangible Assets:
Customer Relationships						1,820,000
Dispensary License						2,410,000
Total Intangible Assets						4,230,000
Total Identifiable Net Assets						4,185,061
Goodwill						16,912,951
Total Preliminary Accounting Estimate of Net Assets Acquired						21,098,012
Acquisition Costs Expensed						1,147,320
Net Income (Loss)						(1,369,842)
Revenues						3,905,002
Pro Forma Net Income (Loss)						(219,000)
Pro Forma Revenues						$ 5,770,000

[1]	Goodwill arising from acquisitions represent expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition. Generally speaking, goodwill related to dispensaries acquired within a state adds to the footprint of the MedMen dispensaries within the state, giving the Company's customers more access to the Company's branded stores. Goodwill related to cultivation and wholesale acquisitions provide for lower costs and synergies of the Company's growing and wholesale distribution methods which allow for overall lower costs.
[2]	Acquisition costs include amounts paid in cash and equity. Of the acquisition costs paid in equity during 2019, the Company issued 159,435 Subordinate Voting Shares valued at the trading price of the Subordinate Voting Shares upon grant ($515,500) and 169,487 MedMen Corp Redeemable Shares valued at the trading price of the Subordinate Voting Shares upon grant ($597,320). Of the acquisition costs paid in equity during 2020, the Company issued 214,716 Subordinate Voting Shares valued at the trading price of the Subordinate Voting Shares upon grant ($421,497).
[3]	If the acquisition had been completed on July 1, 2018 or July 1, 2019 for the 2019 Acquisitions and 2020 Acquisitions, respectively, the Company estimates it would have recorded increases in revenues and net income (loss) shown in the pro forma amounts above.